Related Party Transactions (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amortization of Intangible Assets	$ 36,000,000	$ 38,000,000	$ 38,000,000
Shared Services Costs Incurred by MPM		38,000,000	50,000,000	$ 60,000,000
Shared Services Costs Incurred by MSC		48,000,000	63,000,000	70,000,000
Shared Service Billings - MSC to MPM		$ 26,000,000	30,000,000	35,000,000
Cost allocation for unshared services		100.00%
Sales under Related Party Distribution Agreement		$ 23,000,000	25,000,000	$ 27,000,000
Compensation under Related Party Distribution Agreement		1,000,000
Accounts Receivable from Distribution Agreement		2,000,000	2,000,000
Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Payables to affiliate		$ 3,000,000	$ 5,000,000
Current [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage		44.00%
Current [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage		56.00%
Initial [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage				49.00%
Initial [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage				51.00%